Discontinued operations (Tables)	6 Months Ended
Jun. 30, 2020
Discontinued operations
Schedule of aggregated financial results of the discontinued business

The aggregated financial results of the discontinued business are set forth below for the six months ended June 30, 2019:

For the six months ended
June 30, 2019
Revenue	$3,049,583
Cost of revenues	3,279,306
Gross profit (loss)	(229,723)
Operating expenses	530,486
Income (loss) from operations	(760,209)
Other income, net	514
Income before income taxes	(759,695)
Income taxes	—
Income from discontinued operations, net of tax	$(759,695)